FINANCIAL RISK MANAGEMENT - LIQUIDITY RISK - CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details) - Liquidity risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES
Beginning balance	$ 6,261.6	$ 6,304.0
Cash flows	82.3	102.0
Foreign exchange movement	214.2	(353.8)
Changes in fair values	7.3	17.2
Transfers from long-term to short-term	0.0	0.0
Changes in leases	231.0	53.8
Capitalization of accrued interest	0.0	126.2
Other	(102.2)	12.2
Ending balance	6,694.2	6,261.6
Current interest-bearing loans
CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES
Beginning balance	208.3	34.8
Cash flows	170.0	172.3
Foreign exchange movement	2.7	1.2
Ending balance	381.0	208.3
Current obligations under leases
CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES
Beginning balance	63.5	66.5
Cash flows	(87.7)	(82.0)
Transfers from long-term to short-term	65.7	71.1
Changes in leases	47.9	7.9
Ending balance	89.4	63.5
Long-term interest-bearing loans
CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES
Beginning balance	5,831.1	6,036.0
Cash flows		11.7
Foreign exchange movement	211.5	(355.0)
Capitalization of accrued interest		126.2
Other	(102.2)	12.2
Ending balance	5,940.4	5,831.1
Long-term obligations under leases
CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES
Beginning balance	133.0	158.2
Transfers from long-term to short-term	(65.7)	(71.1)
Changes in leases	183.1	45.9
Ending balance	250.4	133.0
Derivative financial instruments
CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES
Beginning balance	25.7	8.5
Changes in fair values	7.3	17.2
Ending balance	$ 33.0	$ 25.7